Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Warrant Liability [Abstract]
Warrant Liability

Note 5. Warrant Liability

Warrants issued in connection with the Company’s June 2013 registered public offering contain provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provision) and contain net settlement provisions. As a result, the Company accounts for these warrants as liabilities instead of equity instruments. Down-round provisions reduce the exercise or conversion price of a warrant if the Company issues equity shares for a price that is lower than the exercise or conversion price of the warrants. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of exercising the warrant by paying cash. The Company evaluates whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed for fixed” option. As a result of the Company’s December 2014 registered public unit offering, the exercise price of warrants outstanding in connection with the public offering completed in June 2013 was adjusted to $6.10 per share. As a result of the Company’s December 2015 drawings on the Equity Line Purchase Agreements, the exercise price of warrants outstanding in connection with the public offering conducted in June 2013 was adjusted to $5.10 per share. The Company recognized these warrants as liabilities at their fair value on the date of grant and remeasures them to fair value on each reporting date.

The Company recognized an initial warrant liability for the warrants issued in connection with the registered public offering completed in June 2013 totaling $4,827,788, which was based on the June 25, 2013 closing price of a share of the Company’s common stock as reported on OTC Markets of $9.60. On September 30, 2016, the closing price of the Company’s common stock as reported on OTC Markets was $7.70. Due to the fluctuations in the market value of the Company’s common stock from December 31, 2015 through September 30, 2016, the Company recognized non-cash income of $1,109,192 for the change in the fair value of the warrant liability for the nine months ended September 30, 2016.

The assumptions used in connection with the valuation of warrants issued utilizing the binomial method were as follows:

	September 30, 2016	December 31, 2015
Number of shares underlying the warrants	303,694	303,694
Exercise price	$5.10	$5.10
Volatility	90%	98%
Risk-free interest rate	0.68%	1.19%
Expected dividend yield	0	0
Expected warrant life (years)	1.73	2.48
Stock Price	$7.70	$11.30

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects gains for the nine months ended September 30, 2016 for the financial liability categorized as Level 3 as of September 30, 2016.

	December 31, 2015	Decrease from Warrants Exercised in 2016	Decrease in Fair Value	September 30, 2016
Warrant liability	$2,434,101	—	$1,109,192	$1,324,909

Note 5. Warrant Liability

Warrants issued in connection with the Company’s June 2013 registered public offering contain provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provision) and contain net settlement provisions. As a result, the Company accounts for these warrants as liabilities instead of equity instruments. Down-round provisions reduce the exercise or conversion price of a warrant if the Company issues equity shares for a price that is lower than the exercise or conversion price of the warrants. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of exercising the warrant by paying cash. The Company evaluates whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed for fixed” option. As a result of the Company’s December 2014 registered public unit offering, the exercise price of warrants outstanding in connection with the public offering completed in June 2013 was adjusted to $6.10 per share. As a result of the Company’s December 2015 drawdown on the Equity Line Purchase Agreement, the exercise price of warrants outstanding in connection with the public offering completed in June 2013 was adjusted to $5.10 per share.

The Company recognized these warrants as liabilities at their fair value on the date of grant and remeasures them to fair value on each reporting date.

The Company recognized an initial warrant liability for the warrants issued in connection with the registered public offering completed in June 2013 totaling $4,827,788, which was based on the June 25, 2013 closing price of a share of the Company’s common stock as reported on OTC Markets of $9.60. During the year ended December 31, 2014, 14,300 shares of common were issued upon 58,608 warrants exercised on a cashless basis. On January 22, 2014, 25,000 warrants were exercised and on August 19, 2014, 33,608 warrants were exercised. The fair value of the warrants exercised in 2014, or $1,055,490 was reclassified from warrant liability to additional paid-in capital on the respective exercise dates. During the year ended December 31, 2015, 168,643 warrants were exercised. The fair value of the warrants exercised in 2015, or $2,557,331 was reclassified from warrant liability to additional paid-in capital on the respective exercise dates. On December 31, 2015, the closing price of the Company’s common stock as reported on OTC Markets was $11.30. Due to the fluctuations in the market value of the Company’s common stock from December 31, 2014 through December 31, 2015, the Company recognized a non-cash expense of $1,201,870 for the change in the fair value of the warrant liability for 2015.

The assumptions used in connection with the valuation of warrants issued, using the binomial method, were as follows:

	Initial Measurement June 25, 2013	December 31, 2013	December 31, 2014	Exercised During 2015	December 31, 2015

Number of shares underlying the warrants	541,685	530,944	472,336	168,643	303,693
Exercise price	$16.50	$16.50	$6.10	$6.10	$5.10
Volatility	140%	135%	128%	117-119%	98%
Risk-free interest rate	1.49%	1.75%	1.38%	.81-1.06%	1.19%
Expected dividend yield	0	0	0	0	0
Expected warrant life (years)	5.0	4.5	3.5	3.01-3.33	2.48
Stock price	$9.60	$18.00	$9.80	$ 16.90-$22.20	$11.30

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects losses for the year ended December 31, 2015 for the financial liability categorized as Level 3 as of December 31, 2015.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

	December 31, 2014	Decrease from Warrants Exercised in 2015	Increase in Fair Value	December 31, 2015
Warrant liability	$3,789,562	$(2,557,331)	$1,201,870	$2,434,101